U.S. Global Leaders Growth Fund
                               Semi-Annual Report

                                December 31, 1995

                                                            February 15, 1996
Dear Fellow Long-Term Investor:

It is with special appreciation for you, our charter investors, and with great expectations for the future, that I send you this initial report of the Fund. U.S. Global Leaders Growth Fund is off to a good start. The total return for the Fund in its first full quarter of operation ending December 31, 1995 was 6.73% compared with a 6.02% return for the S&P 500 Index.

We believe the investment environment for sustainable growth companies with a global reach is the brightest it has been in our more than thirty years of investment experience. Inflation remains low in the U.S., and that should help prevent the currently slowing economy from developing into a recession in the near future. Of note for the global operations of the Fund's holdings, the world economy grew by an estimated 3.7% in 1995. This was the fastest pace in seven years. The strong growth of foreign countries, which have opened their borders to trade and investment following the fall of communism, should continue.

The Fund is well positioned - perhaps uniquely so - because of investments in companies which are able to exploit these enormous overseas opportunities.
Global marketing expertise linked to superior cost positioning gives these companies unusual competitive muscle. Moreover, their shares currently sell at only a modest price premium relative to their underlying earnings growth rates.

U.S. Global Leaders Growth Fund was featured in the January issue of Mutual Fund Monthly published by Stolper & Company, a prominent investment advisory firm. It is gratifying to have such early recognition from a respected source. I trust you will find the enclosed reprint satisfying reading.

Thank you for your confidence, and best regards,


/s/ George M. Yeager



George M. Yeager
President

                        U.S. Global Leaders Growth Fund
PORTFOLIO OF INVESTMENTS
at December 31, 1995 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
   Shares   COMMON STOCKS: 99.6%                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
            Business & Information Services: 9.0%
   30,000   Automatic Data Processing, Inc...............      $  222,750
    4,100   Reuter Holding PLC-ADR.......................         226,012
                                                                  -------
                                                                  448,762
                                                                  -------
            Consumer Products: 15.7%
    3,000   Colgate-Palmolive Co.........................         210,750
    6,800   Gillette Co..................................         354,450
    2,700   Procter & Gamble Co..........................         224,100
                                                                  -------
                                                                  789,300
                                                                  -------
            Entertainment & Lodging: 7.3%
    5,800   Marriott International.......................         221,850
    2,450   The Walt Disney Co...........................         144,550
                                                                  -------
                                                                  366,400
                                                                  -------
            Financial Services: 4.5%
    5,000   State Street Boston Corp.....................         225,000
                                                                  -------

            Food & Beverage: 14.8%
    1,900   Anheuser-Busch Cos., Inc.....................         127,063
    3,200   Coca Cola Co.................................         237,600
    2,600   International Flavors........................         124,800
    1,600   Kellogg Co...................................         123,600
    2,500   W.M. Wrigley, Jr. Co.........................         131,250
                                                                  -------
                                                                  744,313
                                                                  -------
            Food Service: 6.3%
    7,000   McDonald's Corp..............................         315,875
                                                                  -------

            Health Products: 19.6%
    5,500   Abbott Laboratories..........................         229,625
    3,400   Johnson & Johnson............................         291,125
    2,700   Merck & Co., Inc.............................         177,525
    4,500   Pfizer, Inc..................................         283,500
                                                                  -------
                                                                  981,775
                                                                  -------
            Insurance: 11.7%
    2,500   American International Group.................         231,250
    2,300   General RE Corp..............................         356,500
                                                                  -------
                                                                  587,750
                                                                  -------
            Mass Merchandising: 6.5%
   14,550   Wal-Mart Stores, Inc.........................         325,556
                                                                  -------

                        U.S. Global Leaders Growth Fund
PORTFOLIO OF INVESTMENTS
at December 31, 1995 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
   Shares                                                    Market Value
------------------------------------------------------------------------------------------------------------------------------------
            Specialty Retail: 4.2%
    4,200   Tiffany & Co.................................       $ 211,575
                                                                ---------

            Total Common Stocks (cost $4,786,751)........       4,996,306
                                                                ---------

            Total Investment in Securities
            (cost $4,786,751+): 99.6%....................       4,996,306
            Other Assets less Liabilities: 0.4%..........          21,565
                                                                   ------
                  Total Net Assets: 100.0%.............       $ 5,017,871
                                                              ===========

+ At December 31, 1995,  the cost of securities for federal tax purposes was the
same  as  the  basis  for  financial  reporting.   Unrealized  appreciation  and
depreciation of securities was as follows:

            Gross unrealized appreciation................       $ 248,099
            Gross unrealized depreciation................         (38,544)
                                                                  -------
            Net unrealized appreciation................         $ 209,555
                                                                =========



See accompanying notes to financial statements.

                        U.S. Global Leaders Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
at December 31, 1995 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
   Investments in securities, at value (identified cost
      $4,786,751) (Note 2-A) .............................     $4,996,306
   Cash...................................................      1,289,774
   Receivables:
      Expense reimbursement...............................          2,260
      Dividends and interest .............................          3,047
   Other assets...........................................          2,993
                                                                    -----
         Total assets ....................................      6,294,380
                                                                ---------

LIABILITIES
   Payable for securities purchased.......................      1,267,115
   Accrued expenses ......................................          9,394
                                                                    -----
         Total liabilities................................      1,276,509
                                                                ---------


NET ASSETS      ..........................................     $5,017,871
                                                               ==========

Netasset value,  offering  and  redemption  price per share
   ($5,017,871/470,500 shares outstanding; unlimited number
   of shares authorized without par value).................        $10.66
                                                                   ======

SOURCE OF NET ASSETS
   Paid-in capital .......................................     $4,808,707
   Dividends in excess of net investment income...........           (391)
   Net unrealized appreciation of investments.............        209,555
                                                                  -------
      Net assets .........................................     $5,017,871
                                                               ==========

See accompanying notes to financial statements.

                        U.S. Global Leaders Growth Fund
STATEMENT OF OPERATIONS - For the Period  October 1, 1995* through  December 31,
1995 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
   Income
      Dividends...........................................       $ 13,462
                                                                 --------
   Expenses
      Advisory fees (Note 3) .............................          8,407
      Administration fee (Note 3).........................          6,835
      Custodian and accounting fees.......................          3,544
      Transfer agent fees.................................          3,739
      Auditing fees.......................................          3,739
      Trustees' fees......................................            498
      Legal fees..........................................            809
      Reports to shareholders.............................            622
      Miscellaneous.......................................            498
                                                                      ---
         Total expenses...................................         28,691
         Less, expenses reimbursed (Note 3)...............        (16,249)
                                                                  -------
         Net expenses.....................................         12,442
                                                                   ------
         Net investment income   .........................          1,020
                                                                    -----


REALIZED AND UNREALIZED GAIN
ON INVESTMENTS
   Net realized gain from security transactions ..........            -0-
   Net unrealized appreciation of investments ............        209,555
                                                                  -------
      Net realized and unrealized gain on investments ....        209,555
                                                                  -------
         Net Increase in Net Assets Resulting from
         Operations ......................................      $ 210,575
                                                                =========

*Commencement of operations.

See accompanying notes to financial statements.

                        U.S. Global Leaders Growth Fund
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                         October 1, 1995*
                                                              through
                                                         December 31, 1995
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM:

OPERATIONS
Net investment income..................................        $ 1,020
Net realized gain on security transactions ............            -0-
Net unrealized appreciation of investments.............        209,555
                                                               -------
   Net increase in net assets resulting from
   operations .........................................        210,575
                                                               -------

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS
Net investment income ($.003 per share)................         (1,411)
                                                                ------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
in outstanding shares (a)..............................      4,808,707
                                                             ---------
   Total increase in net assets .......................      5,017,871


NET ASSETS
Beginning of period ...................................            -0-
                                                                    -
End of period (including dividends in excess of
net investment income of $391)........................      $5,017,871
                                                            ==========

(a) A summary of capital shares transactions is as follows:

                                                   October 1, 1995*
                                                        through
                                                   December 31, 1995
------------------------------------------------------------------------------------------------------------------------------------
                                                Shares         Value
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ................................    470,368     $4,807,296
Shares issued in reinvestment of
      distributions.........................        132          1,411
Shares redeemed.............................         (0)            (0)
                                                     --             --
Net increase ...............................    470,500     $4,808,707
                                                =======     ==========

*Commencement of operations.

See accompanying notes to financial statements.

                        U.S. Global Leaders Growth Fund
FINANCIAL HIGHLIGHTS - For a capital share outstanding throughout the period (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                         October 1, 1995*
                                                             through
                                                        December 31, 1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................      $10.00
                                                              ------
Income from investment operations:
   Net investment income ...............................         .01
   Net realized and unrealized gain on investments .....         .66
                                                                 ---
Total from investment operations........................         .67
                                                                 ---
Less distributions:
   Dividends from net investment income.................        (.01)
                                                                ----
Net asset value, end of period .........................      $10.66
                                                              ======
Total return ...........................................       29.01%+
Ratios/supplemental data:
Net assets, end of period (millions)....................       $ 5.0
Ratio of expenses to average net assets:
   Before expense reimbursement ........................        3.41%+
   After expense reimbursement..........................        1.48%+
Ratio of net investment income (loss) to average net assets:
   Before expense reimbursement ........................       (1.81)%+
   After expense reimbursement .........................        0.12%+
Portfolio turnover rate ................................        0.00%


*Commencement of operations.

+Annualized.

See accompanying notes to financial statements.

                        U.S. Global Leaders Growth Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The U.S. Global Leaders Growth Fund (the "Fund") is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on October 1, 1995.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.
      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there has been no sale and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.
                  U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60 day period that this amortized cost basis does not represent fair value.
      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
      C.  Security  Transactions,  Investment  Income  and  Distributions.
           As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

                        U.S. Global Leaders Growth Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued
NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER
TRANSACTIONS WITH AFFILIATES

      For the period ended December 31, 1995, Yeager, Wood & Marshall, Inc.(the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annualized rate of 1.00% based upon the average daily net assets of the Fund. For the period ended December 31, 1995, the Fund incurred $8,407 in advisory fees.
      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation are subject to reimbursement by the Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations.

      Southampton Investment Management Company (the "Administrative Manager") acts as the Fund's Administrative Manager under a Management Agreement. The Administrative Manager prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrative
Manager receives an annual fee equal to the greater of 0.25% of the Fund's average daily net assets or $30,000.

     First Fund Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrative Manager.

      Certain officers and Trustees of the Fund are also officers and/or directors of the Administrative Manager.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities, other than short-term investments, for the period ended December 31, 1995 were $4,786,751 and $0, respectively.

                                     ADVISOR

                      Yeager, Wood & Marshall, Incorporated
                                630 Fifth Avenue
                            New York, New York 10111
                                 (212) 765-5350


                                   DISTRIBUTOR

                          First Fund Distributors, Inc.
                       4455 E. Camelback Road, Suite 261E
                             Phoenix, Arizona 85018


                                    CUSTODIAN

                                    Star Bank
                                  P.O. Box 1118
                           Cincinnati, Ohio 45201-1118


                                  TRANSFER AND
                                    DIVIDEND
                                DISBURSING AGENT

                      Rodney Square Management Corporation
                                  P.O. Box 8987
                         Wilmington, Delaware 19899-9752
                                 (800) 282-2340


                                    AUDITORS

                                Ernst & Young LLP
                             515 South Flower Street
                          Los Angeles, California 90071


                                  LEGAL COUNSEL

                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104


     This report is intended for shareholders of the U.S. Global Leaders Growth Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.